                                                            Semiannual Report

                                                            as of March 31, 2000



Evergreen
Reserve Money Market Funds




                           [LOGO OF EVERGREEN FUNDS]

                               Table of Contents

Letter to Shareholders ....................................................    1

Evergreen Reserve Money Market Fund

 Fund at a Glance .........................................................    2

Evergreen Reserve Tax-Exempt
Money Market Fund

 Fund at a Glance .........................................................    3

Evergreen Reserve U.S. Government
Money Market Fund

 Fund at a Glance .........................................................    4

Financial Highlights

 Evergreen Reserve Money Market Fund ......................................    5
 Evergreen Reserve Tax-Exempt
 Money Market Fund ........................................................    6
 Evergreen Reserve U.S. Government
 Money Market Fund ........................................................    7

Schedule of Investments

 Evergreen Reserve Money Market Fund ......................................    8
 Evergreen Reserve Tax-Exempt
 Money Market Fund ........................................................   10
 Evergreen Reserve U.S. Government
 Money Market Fund ........................................................   12

Statements of Assets and Liabilities ......................................   14

Statements of Operations ..................................................   15

Statements of Changes in Net Assets .......................................   16

Combined Notes to Financial

Statements ................................................................   18

Additional Information ....................................................   22

--------------------------------------------------------------------------------
                                EVERGREEN FUNDS
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:         NOT FDIC INSURED     May lose value . Not bank guaranteed

                          Evergreen Distributor,Inc.
Evergreen Funds(SM) is a service mark of Evergreen Investment Services,Inc.

                             Letter to Shareholders
                             ----------------------
                                   May 2000

[PHOTO]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Reserve Money Market Funds semiannual report, which covers the six-month period ended March 31, 2000.

U.S. Markets Experience Volatility

     During the past six months, U.S. equity markets experienced significant ups and downs. Technology, communications and biotechnology stocks reigned supreme during the first half of the period only to undergo a volatile environment during the latter half of the period. While these sectors experienced sharp corrections late in the period, they remain favored sectors.

The Federal Reserve Board increased interest rates three times during the six-month period resulting in the highest Fed funds rate since May 1995. Normally, the tightening of the money supply would curtail consumer spending, however, investors in stocks and equity funds seemed to be ignoring the Fed's actions to insulate the economy from the threat of inflation.

Despite the recent volatility, the threat of inflation and the Federal Reserve's response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                   EVERGREEN
                           Reserve Money Market Fund
                     Fund at a Glance as of March 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 3/31/2000 portfolio assets)


                                    [GRAPH]

                 U.S. Government Agency Notes            43.8
                 Commercial Paper                        20.9
                 Corporate Notes/Bonds                   15.7
                 U.S. Treasury Obligations               11.2
                 VRDNs                                    3.7
                 Repurchase Agreements                    3.6
                 Bankers Acceptances                      1.1


                                   Portfolio
                                  Management
                          --------------------------

                         [PHOTO]                  [PHOTO]

                      Kellie Allen             Bryan K. White
                    Tenure: June 1999         Tenure: June 1999


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------
Portfolio Inception Date: 11/19/1997          Class R        Class I
Class Inception Date                        10/15/1998     11/19/1997
Average Annual Returns*
6 month                                        2.55%          2.78%
1 year                                         4.77%          5.30%
Since Portfolio Inception                      4.98%          5.31%
7-day annualized yield                         5.28%          5.66%
30-day annualized yield                        5.24%          5.62%
6-month income dividends per share             $0.03          $0.03
*The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

The Fund incurs 12b-1 expenses of 0.38% for Class R shares. Class I shares do not pay a 12b-1 fee.


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                          Class R       Class I
                         10/31/99          4.66%         5.25%
                         11/30/99          4.92%         5.45%
                         12/31/99          5.24%         5.65%
                          1/31/00          5.08%         5.46%
                          2/29/00          5.29%         5.67%
                          3/31/00          5.28%         5.66%


Total Net Assets:  $431,229,131
Average Maturity:   48 days

Past performance is no guarantee of future results.

The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income distributions.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of March 31, 2000 and subject to change.

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
                     Fund at a Glance as of March 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 3/31/2000 portfolio assets)

                                    [GRAPH]

                 VRDNs                                   93.7
                 Revenue & General Obligation Notes/Bonds 6.3

                                   Portfolio
                                  Management
                            -----------------------


                                    [PHOTO]

                                Steven C. Shachat
                               Tenure: June 1999

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*1
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/15/1998                      Class R
Class Inception Date                                     10/15/1998
Average Annual Returns*
6 month                                                     1.49%
1 year                                                      2.80%
Since Portfolio Inception                                   2.77%
7-day annualized yield                                      3.11%
30-day annualized yield                                     3.08%
6-month income dividends per share                         $0.01

*The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

The Fund incurs 12b-1 expenses of 0.33% for Class R shares.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                            Class R
                                10/31/99     2.70%
                                11/30/99     3.12%
                                12/31/99     4.12%
                                 1/31/00     2.62%
                                 2/29/00     3.19%
                                 3/31/00     3.11%

Total Net Assets:  $96,878,210
Average Maturity:  10 days

Past performance is no guarantee of future results.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income distributions.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's yield will fluctuate and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield.

All data is as of March 31, 2000 and subject to change.

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
                     Fund at a Glance as of March 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 3/31/2000 portfolio assets)

                                    [GRAPH]

                 U.S. Government Agency Notes            84.7
                 Repurchase Agreements                   15.3

                                   Portfolio
                                  Management
                             ---------------------

                       [PHOTO]                   [PHOTO]

                    Kellie Allen              Bryan K.White
                   Tenure: June 1999         Tenure: June 1999

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------
Portfolio Inception Date: 6/27/1997           Class R        Class I
Class Inception Date                         10/15/1998     6/27/1997
Average Annual Returns*
6 month                                        2.47%          2.67%
1 year                                         4.65%          5.12%
Since Portfolio Inception                      4.95%          5.20%
7-day annualized yield                         5.17%          5.56%
30-day annualized yield                        5.14%          5.52%
6-month income dividends per share            $0.02          $0.03
*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

The Fund incurs 12b-1 expenses of 0.38% for Class R shares. Class I shares do not pay a 12b-1 fee.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                      Class R  Class I
                           10/31/99     4.62%   4.99%
                           11/30/99     4.83%   5.23%
                           12/31/99     4.79%   5.21%
                            1/31/00     4.89%   5.27%
                            2/29/00     5.23%   5.61%
                            3/31/00     5.17%   5.56%

Total Net Assets:  $136,314,366
Average Maturity:  57 days

Past performance is no guarantee of future results.

The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income distributions.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of March 31, 2000 and subject to change.

                                   EVERGREEN
                           Reserve Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Six Months Ended Period Ended
                                           March 31, 2000  September 30,
                                            (Unaudited)      1999 (a)
 CLASS R
 Net asset value, beginning of period         $   1.00       $   1.00
                                              --------       --------
 Income from investment operations
 Net investment income                            0.03           0.04
 Less distributions to shareholders from
 Net investment income                           (0.03)         (0.04)
                                              --------       --------
 Net asset value, end of period               $   1.00       $   1.00
                                              --------       --------
 Total return                                     2.55%          4.93%
 Ratios and supplemental data
 Net assets, end of period (thousands)        $400,121       $323,392
 Ratios to average net assets
 Expenses++                                       0.75%+         0.83%+
 Net investment income                            5.05%+         4.32%+

                                Six Months Ended Year Ended September 30,
                                 March 31, 2000  ----------------------------
                                  (Unaudited)       1999         1998 (b)
CLASS I
Net asset value, beginning of
 period                             $  1.00      $       1.00  $       1.00
                                    -------      ------------  ------------
Income from investment
 operations
Net investment income                  0.03              0.05          0.05
Less distributions to
 shareholders from
Net investment income                 (0.03)            (0.05)        (0.05)
                                    -------      ------------  ------------
Net asset value, end of period      $  1.00      $       1.00  $       1.00
                                    -------      ------------  ------------
Total return                           2.78%             4.95%         4.74%
Ratios and supplemental data
Net assets, end of period
 (thousands)                        $31,108      $     37,506  $     40,970
Ratios to average net assets
 Expenses++                            0.29%+            0.32%         0.33%+
 Net investment income                 5.50%+            4.82%         5.35%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
++  The ratio of expenses to average net assets excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                         Six Months Ended Period Ended
                                          March 31, 2000  September 30,
                                           (Unaudited)      1999 (a)
CLASS R
Net asset value, beginning of period         $  1.00         $  1.00
                                             -------         -------
Income from investment operations
Net investment income                           0.01            0.03
Less distributions to shareholders from
Net investment income                          (0.01)          (0.03)
                                             -------         -------
Net asset value, end of period               $  1.00         $  1.00
                                             -------         -------
Total return                                    1.49%           2.53%
Ratios and supplemental data
Net assets, end of period (thousands)        $96,878         $66,047
Ratios to average net assets
 Expenses++                                     0.72%+          0.74%+
 Net investment income                          2.33%+          2.51%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
++  The ratio of expenses to average net assets excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                         Six Months Ended Period Ended
                                          March 31, 2000  September 30,
                                           (Unaudited)      1999 (a)
CLASS R
Net asset value, beginning of period         $   1.00        $  1.00
                                             --------        -------
Income from investment operations
Net investment income                            0.02           0.04
Less distributions to shareholders from
Net investment income                           (0.02)         (0.04)
                                             --------        -------
Net asset value, end of period               $   1.00        $  1.00
                                             --------        -------
Total return                                     2.47%          4.93%
Ratios and supplemental data
Net assets, end of period (thousands)        $114,746        $99,417
Ratios to average net assets
 Expenses++                                      0.71%+         0.80%+
 Net investment income                           4.91%+         4.23%+

                                                 Year Ended September 30,
                                Six Months Ended ---------------------------
                                 March 31, 2000
                                  (Unaudited)      1999      1998   1997 (b)
CLASS I
Net asset value, beginning of
 period                             $  1.00      $   1.00  $   1.00  $  1.00
                                    -------      --------  --------  -------
Income from investment
 operations
Net investment income                  0.03          0.05      0.05     0.01
Less distributions to
 shareholders from
Net investment income                 (0.03)        (0.05)    (0.05)   (0.01)
                                    -------      --------  --------  -------
Net asset value, end of period      $  1.00      $   1.00  $   1.00  $  1.00
                                    -------      --------  --------  -------
Total return                           2.67%         4.80%     5.42%    1.39%
Ratios and supplemental data
Net assets, end of period
 (thousands)                        $21,568      $109,102  $106,273  $61,805
Ratios to average net assets
 Expenses++                            0.31%+        0.33%     0.33%    0.33%+
 Net investment income                 5.13%+        4.69%     5.27%    5.26%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from June 27, 1997 (commencement of class operations) to September 30, 1997.
++  The ratio of expenses to average net assets excludes expense reductions.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Fund
                            Schedule of Investments
                           March 31, 2000 (Unaudited)

  Principal
   Amount                                                        Value

 BANKERS' ACCEPTANCES - 1.1%
 $ 5,000,000 Commerzbank AG NY Branch,
              5.17%, 4/19/2000
              (cost $4,999,937)...........................   $   4,999,937
                                                             -------------
 COMMERCIAL PAPER - 21.7%
             Asset Backed - 13.2%
  15,000,000 Bavaria Universal Funding,
              5.97%, 4/10/2000............................      14,982,588
  17,000,000 Greenwich Funding Corp.,
              5.85%, 4/4/2000.............................      16,997,237
  10,000,000 Special Purpose Accounts Receivables,
              5.91%, 4/7/2000.............................       9,993,433
  15,000,000 Thunder Bay Funding, Inc.,
              5.92%, 4/24/2000............................      14,948,200
                                                             -------------
                                                                56,921,458
                                                             -------------
             Finance & Insurance - 8.5%
  20,000,000 Concord Minutemen Capital Corp.,
              6.06%, 4/10/2000............................      19,976,434
  16,582,000 Enterprise Funding Corp.,
              (LOC: Bank of America Corp.),
              5.86%, 4/3/2000.............................      16,582,000
                                                             -------------
                                                                36,558,434
                                                             -------------
             Total Commercial Paper
              (cost $93,479,892)..........................      93,479,892
                                                             -------------
 CORPORATE BONDS - 18.5%
             Banks - 4.4%
   1,173,000 Bank of America Corp.,
              Sub. Notes,
              9.75%, 7/1/2000.............................       1,183,981
   8,000,000 Norwest Corp.,
              MTN, Ser. F,
              6.75%, 5/12/2000............................       8,007,070
  10,000,000 U.S. Bank, NA MN, Bank Notes,
              6.72%, 2/8/2001.............................       9,994,916
                                                             -------------
                                                                19,185,967
                                                             -------------
             Brokers - 2.0%
             Lehman Brothers Holdings, Inc.,
              MTN, Ser. E:
   4,000,000  6.50%, 7/18/2000............................       4,002,962
   2,250,000  7.08%, 5/22/2000............................       2,252,791
   1,400,000  8.15%, 5/15/2000............................       1,403,141
   1,000,000 Morgan Stanley Dean Witter,
              MTN, Ser. C,
              5.875%, 2/28/2001...........................         991,051
                                                             -------------
                                                                 8,649,945
                                                             -------------
             Electronic Equipment & Services - 0.5%
   2,000,000 Texas Instruments, Inc.,
              Unsecd. Notes,
              6.875%, 7/15/2000...........................       2,003,394
                                                             -------------
             Finance & Insurance - 11.3%
  10,000,000 AT&T Capital Corp., MTN, Ser. F,
              7.37%, 6/7/2000.............................      10,017,979

  Principal
   Amount                                                         Value

 CORPORATE BONDS - continued
             Finance & Insurance - continued
 $13,000,000 Dorada Fin. Corp.,
              6.835%, VRDN..................................   $ 13,000,000
   2,000,000 Ford Motor Credit Co., MTN,
              6.95%, 5/15/2000..............................      2,002,390
  10,000,000 General Electric Capital Corp.,
              5.915%, 4/17/2000.............................      9,999,453
   1,300,000 Hilander Fin. LLC,
              (LOC: American Bank & Trust)
              6.20%, VRDN...................................      1,300,000
             Household Fin. Corp.:
   3,285,000  Sr. Notes
              7.15%, 6/15/2000..............................      3,291,869
   6,000,000  Sr. Sub. Notes
              9.55%, 4/1/2000...............................      6,000,000
   3,100,000 Transamerica Fin. Corp.,
              Sub. Notes,
              6.75%, 6/1/2000...............................      3,104,314
                                                               ------------
                                                                 48,716,005
                                                               ------------
             Other - 0.3%
   1,100,000 CCM Properties, LLC,
              Ser. 96-A, (Insd. by AMBAC)
              6.20%, VRDN ..................................      1,100,230
                                                               ------------
             Total Corporate Bonds
              (cost $79,655,541)............................     79,655,541
                                                               ------------
 MUNICIPAL - 0.2%
   1,000,000 Catholic Hlth. Initiatives RB,
              Taxable, Ser. C,
              (LOC: Morgan Gty. Trust Co.)
              6.25%, VRDN
              (cost $1,000,000).............................      1,000,000
                                                               ------------
 U.S. AGENCY OBLIGATIONS - 45.2%
  25,000,000 FAMC Disc. Notes,
              5.84%, 4/13/2000..............................     24,959,444
             FHLB:
  19,250,000  5.50%, 7/14/2000..............................     19,221,774
  10,000,000  6.35%, 2/1/2001...............................      9,994,825
  16,000,000  6.75%, 4/6/2001...............................     16,000,000
             FHLMC:
              Disc. Notes,
  30,000,000  5.71%, 4/13/2000..............................     29,952,417
              MTN,
  15,000,000  6.35%, 1/5/2001...............................     14,999,309
  50,000,000 FNMA Disc. Notes,
              5.72%, 4/6/2000...............................     49,976,167
  30,000,000 SLMA, FRN, Ser. HC,
              6.585%, 4/4/2000..............................     30,031,404
                                                               ------------
             Total U.S. Agency Obligations
              (cost $195,135,340)...........................    195,135,340
                                                               ------------
 U.S. TREASURY OBLIGATIONS - 11.6%
  50,000,000 U.S. Treasury Bills,
              0.00% (Eff. yield 6.09%)(c), 4/18/2000
              (cost $49,875,312)............................     49,875,312
                                                               ------------

                                   EVERGREEN
                           Reserve Money Market Fund
                       Schedule of Investments(continued)
                           March 31, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 YANKEE OBLIGATIONS - 1.4%
 $ 6,000,000 Household Finl. Corp. Ltd.,
              Sr. Notes,
              7.45%, 4/1/2000
              (cost $6,000,000).................................   $  6,000,000
                                                                   ------------

  Principal
   Amount                                                             Value

 REPURCHASE AGREEMENT - 3.8%
 $16,286,374 Goldman Sachs & Co.,
              6.15%, dated 03/31/2000,
              due 04/03/2000, maturity
              value $16,294,721
              (cost $16,286,374) (a)............................   $ 16,286,374
                                                                   ------------

             Total Investments -
              (cost $446,432,396)........................   103.5%  446,432,396
             Other Assets and
              Liabilities - net..........................    (3.5)  (15,203,265)
                                                            -----  ------------
             Net Assets - ...............................   100.0% $431,229,131
                                                            =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
                            Schedule of Investments
                           March 31, 2000 (Unaudited)

 Principal
   Amount                                                          Value

 MUNICIPAL OBLIGATIONS - 99.7%
            Alabama - 3.9%
 $3,800,000 Columbia, AL IDA PCRB,
             (Gtd. by Alabama Pwr.),
             4.00%, VRDN.....................................   $ 3,800,000
                                                                -----------
            Arizona - 1.3%
  1,215,000 Maricopa CDA Ser. 1988,
             (LOC: Citizen Utility),
             4.20%, 7/11/2000................................     1,215,000
                                                                -----------
            District of Columbia - 9.9%
            District of Columbia GO:
  1,050,000  4.00%, VRDN.....................................     1,050,000
  1,200,000  Ser. 1992A-1,
             (LOC: Societe Generale Bank),
             4.00%, VRDN.....................................     1,200,000
  3,000,000  Ser. 1992A-2,
             (LOC: Canadian Imperial Bank),
             4.00%, VRDN.....................................     3,000,000
  2,700,000  Ser. 1992A-4,
             (LOC: Societe Generale Bank),
             4.00%, VRDN.....................................     2,700,000
  1,600,000  Ser. 1992A-5,
             (LOC: Bank of Nova Scotia),
             4.00%, VRDN.....................................     1,600,000
                                                                -----------
                                                                  9,550,000
                                                                -----------
            Florida - 9.7%
    900,000 Alachua Cnty, FL Hlth. Facs. Auth. RB,
             (SPA: Suntrust Banks & Insd. by MBIA),
             3.85%, VRDN.....................................       900,000
  1,000,000 Collier Cnty., FL Hlth. Facs. Auth Hosp. RB,
             (LOC: Bank One, NA),
             4.00%, VRDN.....................................     1,000,000
  2,900,000 Gulf Breeze, FL RB,
             (LOC: Morgan Keegan & Insd. by FGIC),
             3.95%, VRDN.....................................     2,900,000
  4,590,000 Hillsborough Cnty., FL Sch. Board,
             Ser. E, (SPA: Bank of America & Insd. by MBIA),
             4.01%, VRDN.....................................     4,590,000
                                                                -----------
                                                                  9,390,000
                                                                -----------
            Illinois - 3.8%
  2,000,000 Illinois Toll Hwy. Auth. RB,
             Ser. B, (SPA: Landesbank Hessen & Insd. by FSA),
             3.95%, VRDN.....................................     2,000,000
  1,700,000 Madison Cnty., IL Env. Impt. RB,
             Ser. A, (Gtd. by Shell Oil, Inc.),
             4.05%, VRDN.....................................     1,700,000
                                                                -----------
                                                                  3,700,000
                                                                -----------
            Indiana - 4.8%
  1,300,000 Indiana Hlth. Facs. Fin. Auth. RB
             (LOC: Comerica Bank),
             3.90%, VRDN.....................................     1,300,000

 Principal
   Amount                                                          Value

 MUNICIPAL OBLIGATIONS - continued
            Indiana - continued
 $1,300,000 Indiana State Dev. EDRB, Edgewater Sys., Inc.
             Proj., (LOC: Bank One, NA),
             4.00%, VRDN.....................................   $ 1,300,000
  2,085,000 Indianapolis, IN
             MHRB, (LOC: National City Bank),
             4.00%, VRDN.....................................     2,085,000
                                                                -----------
                                                                  4,685,000
                                                                -----------
            Iowa - 2.5%
  2,400,000 Iowa Fin. Auth. RB, Burlington Med. Ctr. Proj.,
             (SPA: Firstar Bank & Insd. by FSA),
             4.10%, VRDN.....................................     2,400,000
                                                                -----------
            Kentucky - 4.8%
  2,300,000 Louisville & Jefferson Cnty., KY
             RB, (Gtd. by United Parcel Service),
             4.00%, VRDN.....................................     2,300,000
  2,400,000 Ohio Cnty., KY
             PCRB, Big Rivers Elec. Corp.,
             Ser. 1985, (SPA: Credit Suisse & Insd. by
             AMBAC),
             3.90%, VRDN.....................................     2,400,000
                                                                -----------
                                                                  4,700,000
                                                                -----------
            Louisiana - 11.4%
  7,550,000 Ascension Parish, LA PCRB,
             (LOC: Bank of Tokyo-Mitsubishi),
             4.10%, VRDN.....................................     7,550,000
    860,000 New Orleans, LA Aviation Board RB, (Insd. by
             FSA),
             4.50%, 9/1/2000.................................       861,356
  2,600,000 South Louisiana Port Commission,
             RB, Holnam, Inc. Proj.,
             (LOC: Wachovia Bank NA),
             3.90%, VRDN.....................................     2,600,000
                                                                -----------
                                                                 11,011,356
                                                                -----------
            Michigan - 1.4%
  1,400,000 Detroit, MI Swr. Disp. RB, Ser. B, (SPA: Morgan
             Gty. Trust & Insd. by MBIA),
             3.85%, VRDN.....................................     1,400,000
                                                                -----------
            Minnesota - 2.4%
  2,300,000 Minnesota Hsg. Fin. Agcy.,
             (Liq: Merrill Lynch & Co., Inc.),
             3.96%, VRDN.....................................     2,300,000
                                                                -----------
            Missouri - 5.7%
  1,050,000 Kansas City, MO Land Clearance RB, Landmark Bank
             Proj., (LOC: Mercantile Bank),
             3.97%, VRDN.....................................     1,050,000
    750,000 Missouri State Env. Impt. & Energy RB,
             (LOC: Dresdner Bank),
             4.00%, 6/1/2000.................................       750,000
            Missouri State Hlth. & Edl. Facs. RB:
  1,900,000  3.90%, VRDN.....................................     1,900,000
  1,800,000  Ser A, (LOC: Morgan Gty. Trust),
             4.00%, VRDN.....................................     1,800,000
                                                                -----------
                                                                  5,500,000
                                                                -----------

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
                       Schedule of Investments(continued)
                           March 31, 2000 (Unaudited)

 Principal
   Amount                                                          Value

 MUNICIPAL OBLIGATIONS - continued
            New York - 5.6%
 $1,250,000 Madrid Waddington, NY Central Sch. Dist.
             GO,(Insd. by FGIC),
             4.50%, 6/15/2000................................   $ 1,252,058
  4,200,000 New York Thruway Auth. Gen. RB,
             (LOC: Societe Generale Bank),
             4.05%, VRDN.....................................     4,200,000
                                                                -----------
                                                                  5,452,058
                                                                -----------
            North Carolina - 1.5%
  1,500,000 Raleigh Durham, NC Arpt. Auth. Spl. Facs. RB,
             American Airlines Proj., Ser. A, (LOC: Bank of
             America),
             4.00%, VRDN.....................................     1,500,000
                                                                -----------
            Pennsylvania - 6.1%
            Emmaus, PA Gen. Auth. RB (LOC: KBC Bank),
  5,900,000  3.95%, VRDN.....................................     5,900,000
                                                                -----------
            Tennessee - 5.2%
  2,000,000 Knoxville, TN Util. Board RB, (SPA: Suntrust
             Banks & Insd. by FSA),
             3.95%, VRDN.....................................     2,000,000
  3,000,000 Sevier Cnty., TN Pub. Bldg. Auth. RB, (SPA:
             Landesbank Hessen & Insd. by AMBAC),
             3.90%, VRDN.....................................     3,000,000
                                                                -----------
                                                                  5,000,000
                                                                -----------
            Texas - 12.2%
  5,500,000 Brazos River Auth. TX PCRB, Texas Util. Elec.
             Co.,
             4.05%, VRDN.....................................     5,500,000
  2,650,000 Brazos River, TX Harbor Navigation Dist. RB, Dow
             Chemical Co. Proj.: (Gtd. by Dow Chemical Co.),
             4.10%, VRDN.....................................     2,650,000
  1,500,000 Gulf Coast, TX Wst. Disp. Auth. RB, Amoco Oil
             Co., (Gtd. by Amoco Oil),
             4.05%, VRDN.....................................     1,500,000
  1,200,000 Harris Cnty., TX Hlth. Facs. Hosp. RB, (LOC:
             Morgan Gty. Trust),
             3.95%, VRDN.....................................     1,200,000
  1,000,000 San Antonio, TX GO,
             8.00%, 8/1/2000.................................     1,012,771
                                                                -----------
                                                                 11,862,771
                                                                -----------

 Principal
   Amount                                                          Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - 0.6%
 $  600,000 Lynchburg, VA IDA Hosp. Fac. RB, Ser. D, (SPA:
             Mellon Bank & Insd. by AMBAC),
             3.95%, VRDN.....................................   $   600,000
                                                                -----------
            Washington - 0.8%
    750,000 Kent, WA EDA PCRB, (LOC: Dresdner Bank),
             4.00%, 6/1/2000.................................       750,000
                                                                -----------
            Other - 6.1%
  4,500,000 Koch Fixed Rate Trust, (Liq: Merrill Lynch & Co.,
             Inc. & Insd. by MBIA), 4.12%, VRDN..............     4,500,000
  1,415,000 PFOTER, PPT-4, (SPA: Credit Suisse Bank & Insd.
             by FHA), 4.12%, VRDN............................     1,415,000
                                                                -----------
                                                                  5,915,000
                                                                -----------

            Total Investments -
             (cost $96,631,185)............................    99.7%  96,631,185
            Other Assets and
             Liabilities - net.............................     0.3      247,025
                                                              -----  -----------
            Net Assets.....................................   100.0% $96,878,210
                                                              =====  ===========

                 See Combined Notes to Schedules of Investments

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
                            Schedule of Investments
                           March 31, 2000 (Unaudited)

  Principal
   Amount                                                              Value

 U.S. AGENCY OBLIGATIONS - 87.8%
 $25,000,000 FAMC Disc. Notes,
              5.84%, 4/13/2000...................................   $ 24,959,444
   5,000,000 FHLB,
              6.75%, 4/6/2001....................................      5,000,000
             FHLMC,
   5,000,000 6.35%, 1/5/2001.....................................      4,999,770
             Disc. Notes:
  30,000,000 5.825%, 5/2/2000....................................     29,859,229
  15,000,000 5.90%, 4/18/2000....................................     14,963,125
             FNMA, MTN:
   3,000,000 5.12%, 5/26/2000....................................      2,999,666
   2,500,000 6.57%, 2/22/2001....................................      2,498,801
             Ser. B:
   4,451,000 5.65%, 4/28/2000....................................      4,450,680
  15,000,000 5.80%, 8/17/2000....................................     14,993,757
  15,000,000 SLMA, FRN, Ser. HC,
              6.647%, 10/4/2000..................................     15,015,702
                                                                    ------------
             Total U.S. Agency Obligations
              (cost $119,740,174)................................    119,740,174
                                                                    ------------

  Principal
   Amount                                                            Value

 REPURCHASE AGREEMENT - 15.8%
 $21,547,548 Goldman Sachs & Co.,
              6.15%, dated 03/31/2000,
              due 04/03/2000, maturity value
              $21,558,591 (cost $21,547,548) (b).........         $ 21,547,548
                                                                  ------------

             Total Investments -
              (cost $141,287,722)........................   103.6%  141,287,722
             Other Assets and Liabilities - net..........    (3.6)   (4,973,356)
                                                            -----  ------------
             Net Assets..................................   100.0% $136,314,366
                                                            =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                           Reserve Money Market Funds
                   Combined Notes to Schedules of Investments
                           March 31, 2000 (Unaudited)

(a) Collateralized by $40,137,186 GNMA, 6.00% to 9.00%, 04/15/2011 to
    04/15/2030; value including accrued interest--$16,612,102.
(b) Collateralized by $32,128,312 GNMA, 7.50% to 8.50%, 11/15/2023 to
    03/20/2030; value including accrued interest--$21,978,499.
(c) Effective yield (calculated at the date of the purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 2000.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
CDA    Community Development Authority
EDA    Economic Development Authority
EDRB   Economic Development Revenue Bond
FAMC   Federal Agricultural Mortgage Corp.
FGIC   Financial Guaranty Insurance Co.
FHA    Federal Housing Authority
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
FSA    Financial Security Assurance, Inc.
GO     General Obligation
IDA    Industrial Development Authority
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MHRB   Multifamily Housing Revenue Bond
MTN    Medium Term Note
PCRB   Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipts
PPT    Pooled Puttable Trust
RB     Revenue Bond
SLMA   Student Loan Marketing Association
SPA    Security Purchase Agreement
VRDN   Variable Rate Demand Note

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Assets and Liabilities
                           March 31, 2000 (Unaudited)

                                                       Reserve       Reserve
                                          Reserve    Tax-Exempt  U.S. Government
                                        Money Market    Money     Money Market
                                            Fund     Market Fund      Fund
--------------------------------------------------------------------------------
Assets
 Investments in securities............  $430,146,022 $96,631,185  $119,740,174
 Investments in repurchase
  agreements..........................    16,286,374           0    21,547,548
--------------------------------------------------------------------------------
 Investments at amortized cost........   446,432,396  96,631,185   141,287,722
 Interest receivable..................     2,953,637     431,851       617,940
 Deferred organization expenses.......         7,132           0         9,213
 Prepaid expenses and other assets....        46,877      87,959        55,247
--------------------------------------------------------------------------------
 Total assets.........................   449,440,042  97,150,995   141,970,122
--------------------------------------------------------------------------------
Liabilities
 Distributions payable................     1,867,900     251,851       563,121
 Payable for securities purchased.....    16,000,000           0     5,000,000
 Advisory fee payable.................         5,894       1,690         1,975
 Distribution Plan expenses payable...        12,544       2,650         3,624
 Due to other related parties.........           710         161           226
 Accrued expenses and other
  liabilities.........................       323,863      16,433        86,810
--------------------------------------------------------------------------------
 Total liabilities....................    18,210,911     272,785     5,655,756
--------------------------------------------------------------------------------
Net assets............................  $431,229,131 $96,878,210  $136,314,366
--------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital......................  $431,225,271 $96,878,210  $136,314,366
 Undistributed net investment income..           223           0             0
 Accumulated net realized gains on
  securities..........................         3,637           0             0
--------------------------------------------------------------------------------
Total net assets......................  $431,229,131 $96,878,210  $136,314,366
--------------------------------------------------------------------------------
Net assets consists of
 Class R..............................  $400,121,233 $96,878,210  $114,746,599
 Class I..............................    31,107,898           0    21,567,767
--------------------------------------------------------------------------------
                                        $431,229,131 $96,878,210  $136,314,366
--------------------------------------------------------------------------------
Shares outstanding
 Class R..............................   400,118,136  96,878,210   114,746,635
 Class I..............................    31,107,135           0    21,567,731
--------------------------------------------------------------------------------
Net asset value per share
 Class R..............................  $       1.00 $      1.00  $       1.00
--------------------------------------------------------------------------------
 Class I..............................  $       1.00          --  $       1.00
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                            Statements of Operations
                  Six Months Ended March 31, 2000 (Unaudited)

                                                      Reserve
                                                     Tax-Exempt      Reserve
                                          Reserve      Money     U.S. Government
                                           Money       Market     Money Market
                                        Market Fund     Fund          Fund
--------------------------------------------------------------------------------
Investment income
 Interest.............................  $11,400,999  $1,403,535    $4,314,878
--------------------------------------------------------------------------------
Expenses
 Advisory fee.........................      329,750      82,317       141,326
 Distribution Plan expenses...........      683,259     125,777       213,265
 Administrative services fees.........       39,326       7,623        15,504
 Transfer agent fee...................      137,969      37,631        42,152
 Trustees' fees and expenses..........        3,889         745         1,567
 Printing and postage expenses........       44,141         500        13,876
 Custodian fee........................       58,097       8,379        15,850
 Registration and filing fees.........       61,207       3,469         9,111
 Professional fees....................        7,617       6,514         7,101
 Organization expenses................        3,026           0         2,062
 Other................................       30,289         892         2,584
--------------------------------------------------------------------------------
 Total expenses.......................    1,398,570     273,847       464,398
 Less: Expense reductions.............       (8,800)     (3,331)       (3,024)
--------------------------------------------------------------------------------
 Net expenses.........................    1,389,770     270,516       461,374
--------------------------------------------------------------------------------
 Net investment income................   10,011,229   1,133,019     3,853,504
 Net realized gains or losses on
  securities..........................        3,648      (1,203)            0
--------------------------------------------------------------------------------
 Net increase in net assets resulting
  from operations.....................  $10,014,877  $1,131,816    $3,853,504
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Changes in Net Assets
                  Six Months Ended March 31, 2000 (Unaudited)

                                                      Reserve         Reserve
                                                     Tax-Exempt   U.S. Government
                                     Reserve Money  Money Market   Money Market
                                      Market Fund       Fund           Fund
---------------------------------------------------------------------------------
Operations
 Net investment income.............  $  10,011,229  $  1,133,019   $   3,853,504
 Net realized gains or losses on
  securities.......................          3,648        (1,203)              0
---------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations........     10,014,877     1,131,816       3,853,504
---------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
 Class R...........................     (9,085,659)   (1,133,019)     (2,755,781)
 Class I...........................       (925,347)            0      (1,097,723)
---------------------------------------------------------------------------------
 Total distributions to
  shareholders.....................    (10,011,006)   (1,133,019)     (3,853,504)
---------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.........    328,372,480    80,254,506      97,167,566
 Net asset value of shares issued
  in reinvestment of
  distributions....................      1,008,353            37       1,216,518
 Payment for shares redeemed.......   (259,053,767)  (49,422,153)   (170,589,520)
---------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from capital
  share transactions...............     70,327,066    30,832,390     (72,205,436)
---------------------------------------------------------------------------------
  Total increase (decrease) in net
   assets..........................     70,330,937    30,831,187     (72,205,436)
Net assets
 Beginning of period...............    360,898,194    66,047,023     208,519,802
---------------------------------------------------------------------------------
 End of period.....................  $ 431,229,131  $ 96,878,210   $ 136,314,366
---------------------------------------------------------------------------------
Undistributed net investment
 income............................  $         223  $          0   $           0
---------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Changes In Net Assets
                         Year Ended September 30, 1999

                                                   Reserve Tax-  Reserve U.S.
                                    Reserve Money  Exempt Money   Government
                                       Market         Market     Money Market
                                        Fund         Fund (a)        Fund
-------------------------------------------------------------------------------
 Operations
 Net investment income...........   $   8,039,458  $    768,832  $   7,894,355
 Net realized gains or losses on
  securities.....................             (11)        1,203              0
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations.....       8,039,447       770,035      7,894,355
-------------------------------------------------------------------------------
 Distributions to shareholders
  from
 Net investment income
  Class R........................      (6,023,478)     (768,832)    (2,098,702)
  Class I........................      (2,015,980)            0     (5,795,653)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders..................      (8,039,458)     (768,832)    (7,894,355)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......     476,129,402   118,440,808    333,090,286
 Payment for shares redeemed.....    (163,032,119)  (53,024,680)  (238,249,650)
 Net asset value of shares issued
  in reinvestment of
  distributions..................       6,830,633       629,692      7,406,128
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions..................     319,927,916    66,045,820    102,246,764
-------------------------------------------------------------------------------
  Total increase in net assets...     319,927,905    66,047,023    102,246,764
 Net assets
 Beginning of period.............      40,970,289             0    106,273,038
-------------------------------------------------------------------------------
 End of period...................   $ 360,898,194  $ 66,047,023  $ 208,519,802
-------------------------------------------------------------------------------
 Undistributed net investment
  income.........................   $           0  $          0  $           0
-------------------------------------------------------------------------------

(a) For the period from October 15, 1998 (commencement of operations) to Sep-tember 30, 1999.

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)

1. ORGANIZATION

Evergreen Reserve Money Market Funds consist of Evergreen Reserve Money Market Fund ("Reserve Money Market Fund"), Evergreen Reserve Tax-Exempt Money Market Fund ("Reserve Tax-Exempt Money Market Fund") and Evergreen Reserve U.S. Gov-ernment Money Market Fund ("Reserve U.S. Government Money Market Fund"), (col-lectively, the "Funds"). Each Fund is a diversified series of Mentor Funds, a Massachusetts business trust, an open-end management investment company orga-nized on January 20, 1992 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Retail ("Class R") and/or Institutional ("Class I") classes of shares. Class R shares are sold without a front-end sales charge, but pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method, which approximates market value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter assuming a constant accretion of any dis-count or amortization of any premium from its face value at a constant rate un-til maturity.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. For the Reserve Money Market Fund and the Re-serve U.S. Government Money Market Fund, class specific expenses are currently limited to expenses incurred under the Distribution Plans for the Class R shares.

G. Organization Expenses
Organization expenses for the Funds, except for the Reserve Tax-Exempt Money Market Fund, are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. Organization expenses in-curred by the Reserve Tax-Exempt Money Market Fund were reflected in the Fund's operating results for its initial fiscal year.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Mentor Investment Advisors, LLC ("Mentor Advisors"), a subsidiary of First Union Corporation ("First Union"), is the investment advisor for each Fund and is paid a management fee that is computed and paid daily based on the combined average daily net assets of each Fund and its comparable fund within Evergreen CRT Money Market Funds as follows: 0.22% of the first $500 million, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 bil-lion, and 0.15% of any amounts over $3 billion.

Evergreen Investment Services ("EIS"), an indirect, wholly-owned subsidiary of First Union is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. EIS is entitled to a fee at an annual rate of 0.02% of the average daily net assets of each Fund.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by the Rule 12b-1 of the 1940 Act, for its Class R shares. Distribution Plans permit a Fund to compen-sate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commis-sions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plan, Reserve Money Market Fund and Reserve U.S. Government Money Market Fund Class R shares incur distribution fees equal to 0.38% and Reserve Tax-Exempt Money Mar-ket Fund Class R shares incurs distribution fees equal to 0.33% of the average daily net assets of the class, all of which is used to pay for shareholder service fees. The Distribution Plan expenses are calculated and paid daily.

The Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares.

During the six months ended March 31, 2000, amounts paid or accrued to EDI pur-suant to each Fund's Class R Distribution Plan were as follows:

         Reserve Money Market Fund............................... $569,920
         Reserve Tax-Exempt Money Market Fund....................  114,834
         Reserve U.S. Government Money Market Fund...............  194,898

Prior to October 18, 1999, Mentor Distributors, LLC ("Mentor Distributors") served as principal underwriter to the Funds. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $1.00 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class R and Class I shares. During the six months ended March 31, 2000, transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Reserve Money Market Fund

                                       Six Months Ended      Period Ended
                                        March 31, 2000  September 30, 1999 (a)
------------------------------------------------------------------------------
Class R
Shares sold...........................    323,975,581         426,462,250
Shares issued in reinvestment of
 distributions........................            195           4,850,538
Shares redeemed.......................   (247,250,065)       (107,920,363)
------------------------------------------------------------------------------
Net increase..........................     76,725,711         323,392,425
------------------------------------------------------------------------------

                                       Six Months Ended       Year Ended
                                        March 31, 2000    September 30, 1999
------------------------------------------------------------------------------
Class I
Shares sold...........................      4,396,899          49,667,152
Shares issued in reinvestment of
 distributions........................      1,008,158           1,980,095
Shares redeemed.......................    (11,803,702)        (55,111,756)
------------------------------------------------------------------------------
Net decrease..........................     (6,398,645)         (3,464,509)
------------------------------------------------------------------------------

Reserve Tax-Exempt Money Market Fund

                                       Six Months Ended      Period Ended
                                        March 31, 2000  September 30, 1999 (a)
------------------------------------------------------------------------------
Class R
Shares sold...........................     80,254,506         118,440,808
Shares issued in reinvestment of
 distributions........................             37             629,692
Shares redeemed.......................    (49,422,153)        (53,024,680)
------------------------------------------------------------------------------
Net increase..........................     30,832,390          66,045,820
------------------------------------------------------------------------------

Reserve U.S. Government Money Market Fund

                                       Six Months Ended      Period Ended
                                        March 31, 2000  September 30, 1999 (a)
------------------------------------------------------------------------------
Class R
Shares sold...........................     81,690,837         162,628,419
Shares issued in reinvestment of
 distributions........................              0           1,720,088
Shares redeemed.......................    (66,361,580)        (64,931,129)
------------------------------------------------------------------------------
Net increase..........................     15,329,257          99,417,378
------------------------------------------------------------------------------

                                       Six Months Ended       Year Ended
                                        March 31, 2000    September 30, 1999
------------------------------------------------------------------------------
Class I
Shares sold...........................     15,476,729         170,461,867
Shares issued in reinvestment of
 distributions........................      1,216,518           5,686,040
Shares redeemed.......................   (104,227,940)       (173,318,521)
------------------------------------------------------------------------------
Net increase (decrease)...............    (87,534,693)          2,829,386
------------------------------------------------------------------------------

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.

6. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions re-ceived by each Fund and the impact of the total expense reductions on each Fund's annualized expense ratio represented as a percentage of its average net assets were as follows:

                                                    Total
                                                   Expense   % of Average
                                                  Reductions  Net Assets
                                                  -----------------------
         Reserve Money Market Fund...............   $8,800      0.00%
         Reserve Tax-Exempt Money Market Fund....    3,331      0.01%
         Reserve U.S. Government Money Market
          Fund...................................    3,024      0.00%

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, effective for certain Evergreen Funds on July 27, 1999, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. On August 6, 1999 the Funds became party to this agreement. The credit facility is allocated, un-der the terms of the financing agreement, among the Lenders. The credit facil-ity is accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear in-terest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commit-ment. The commitment fee is allocated to all Funds. For its assistance in ar-ranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street Bank and Trust Company serves as paying agent for the Funds and as paying agent is entitled to a fee of $20,000 per annum, which is allocated to all the Funds.

During the six months ended March 31, 2000, the Reserve Money Market Fund had average borrowings outstanding of $85,038 at a rate of 7.10% and paid interest of $3,059.

                       Additional Information(Unaudited)


On December 15, 1999, a special meeting of shareholders for the Funds was held to consider a number of proposals.

                                                      Reserve
                                           Reserve   Tax-Exempt     Reserve
                                            Money      Money    U.S. Government
                                           Market      Market    Money Market
                                            Fund        Fund         Fund
-------------------------------------------------------------------------------
Record Date Shares Outstanding as of
 October 15, 1999......................  366,368,037 64,980,236   228,332,931
Shares represented at the meeting on
 December 15, 1999.....................  330,275,546 62,315,472   181,653,491
Percentage of record date shares
 represented at the meeting on December
 15, 1999..............................       90.14%     95.89%        79.56%

The votes recorded at the meeting, by proposal, were as follows:

Proposal 1 Election of Directors
  Laurence B. Ashkin
Shares voted "For".....................  326,854,149 61,871,122   180,727,755
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,421,397    444,350       925,736

  Charles A. Austin III
Shares voted "For".....................  327,022,683 61,871,122   180,885,866
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,252,863    444,350       767,625

  K. Dun Gifford
Shares voted "For".....................  327,250,583 61,739,982   181,165,696
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,024,963    575,490       487,795

  Leroy Keith, Jr.
Shares voted "For".....................  327,205,330 61,892,200   181,165,696
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,070,216    423,272       487,795

  Gerald M. McDonnell
Shares voted "For".....................  327,267,884 61,871,122   181,165,696
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,007,662    444,350       487,795

  Thomas L. McVerry
Shares voted "For".....................  327,267,884 61,871,122   181,143,203
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,007,662    444,350       510,288

  William Walt Pettit
Shares voted "For".....................  327,267,884 61,871,122   181,114,408
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,007,662    444,350       539,083

  David M. Richardson
Shares voted "For".....................  327,267,884 61,739,982   181,165,696
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,007,662    575,490       487,795

  Russell A. Salton, III MD
Shares voted "For".....................  327,266,053 61,892,200   181,165,696
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,009,493    423,272       487,795

  Michael S. Scofield
Shares voted "For".....................  327,267,884 61,892,200   181,114,408
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,007,662    423,272       539,083

  Richard J. Shima
Shares voted "For".....................  327,261,655 61,871,122   181,143,203
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    3,013,891    444,350       510,288

  Arnold H. Dreyfuss
Shares voted "For".....................  327,386,769 61,769,333   180,773,357
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    2,888,777    546,139       880,134

  Louis W. Moelchert, Jr.
Shares voted "For".....................  327,800,505 61,892,200   181,163,793
Shares voted "Against".................            0          0             0
Shares voted "Abstain".................    2,475,041    423,272       489,698

                                                      Reserve
                                           Reserve   Tax-Exempt     Reserve
                                            Money      Money    U.S. Government
                                           Market      Market    Money Market
                                            Fund        Fund         Fund
-------------------------------------------------------------------------------
Proposal 2--To transact any other
 business that may properly come before
 the meeting or any adjournment
 thereof:
Shares voted "For".....................  325,390,002 61,816,467   180,605,037
Shares voted "Against".................    2,332,358    100,500       632,032
Shares voted "Abstain".................    2,553,186    398,505       416,422

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged

Short Intermediate Municipal Bond Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Free High Income Fund

Income

Short-Duration Income Fund
Intermediate Term Bond Fund
U.S. Government Fund
Quality Income Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

Tax Strategic Foundation Fund
Foundation Fund
Balanced Fund

Growth & Income

Utility Fund
Income and Growth Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth

Tax Strategic Equity Fund
Capital Growth Fund
Stock Selector Fund
Evergreen Fund
Strategic Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Growth Fund
Aggressive Growth Fund
Select Special Equity Fund

Global International

Global Leaders Fund
Perpetual Global Fund
International Growth Fund
Perpetual International Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com


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